Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]
Beginning balance, value at Jun. 30, 2025	$ (597)	$ 0	$ 0	$ 0	$ (597)	$ 0
Beginning Balance, Shares at Jun. 30, 2025		0	0			0
Member cash contribution to Rorschach	296			296
Net Loss	(13,398)			0	(13,398)
Ending balance, value at Sep. 30, 2025	(13,699)	$ 0	$ 0	296	(13,995)	$ 0
Ending Balance, Shares at Sep. 30, 2025		0	0			0
Beginning balance, value at Jun. 30, 2025	(597)	$ 0	$ 0	0	(597)	$ 0
Beginning Balance, Shares at Jun. 30, 2025		0	0			0
Net Loss	(165,351)
Ending balance, value at Mar. 31, 2026	743,502	$ 1,273	$ 2	918,747	(165,948)	$ (10,572)
Ending Balance, Shares at Mar. 31, 2026		124,220,108	166,173			3,067,097
Beginning balance, value at Sep. 30, 2025	(13,699)	$ 0	$ 0	296	(13,995)	$ 0
Beginning Balance, Shares at Sep. 30, 2025		0	0			0
Member cash contribution to Rorschach	454			454	0
Equity issued related to acquisition of Sonnet, value	39,572	$ 37	$ 0	39,535	0	$ 0
Equity issued related to acquisition of Sonnet, shares		3,680,346	0			0
PIPE financing, net of offering costs, value	878,044	$ 1,233	$ 2	876,809	0	$ 0
PIPE financing, net of offering costs, shares		123,354,259	166,173			0
Acquisition of treasury stock, value	(10,143)	$ 0	$ 0	0	0	$ (10,143)
Acquisition of treasury stock, shares		(2,941,557)	0			2,941,557
Net Loss	(304,463)			0	(304,463)
Ending balance, value at Dec. 31, 2025	589,765	$ 1,270	$ 2	917,094	(318,458)	$ (10,143)
Ending Balance, Shares at Dec. 31, 2025		124,093,048	166,173			2,941,557
Issuance of shares under Equity Facility, value	1,470	$ 3		1,467
Issuance of shares under Equity Facility, share		252,600
Acquisition of treasury stock, value	(429)					$ (429)
Acquisition of treasury stock, shares		(125,540)				125,540
Stock-based compensation,Value	186			186
Net Loss	152,510				152,510
Ending balance, value at Mar. 31, 2026	$ 743,502	$ 1,273	$ 2	$ 918,747	$ (165,948)	$ (10,572)
Ending Balance, Shares at Mar. 31, 2026		124,220,108	166,173			3,067,097